Disposal group held for sale (Assets and liabilities comprised in the disposal group held for sale) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale before elimination	¥ 664,433
Assets held for sale	647,948	¥ 0
Liabilities held for sale	364,433	¥ 0
Property, plant and equipment and other non-current assets [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	554,033
Land use rights [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	29,924
Other non-current assets [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	1,932
Inventories [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	4
Other receivables and assets [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	1,655
Accounts receivable [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	45,296
Bank balances and cash [member]
Disclosure of disposal group held for sale [line items]
Assets held for sale	15,104
Long-term loans [member]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale	100,000
Accounts payable and other liabilities [member]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale	66,827
Taxes payables [member]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale	206
Short-term loans [member]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale	466,000
Short-term loans [member] | Shandong Power [member]
Disclosure of disposal group held for sale [line items]
Liabilities from subsidiaries	300,000
Current portion of long-term loans [member]
Disclosure of disposal group held for sale [line items]
Liabilities held for sale	¥ 31,400

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).